As filed with the Securities and Exchange Commission on April 9, 2018

1933 Act Registration No. 333-195218

1940 Act Registration No. 811-22957

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 13	☒

INVESCO MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Elizabeth Nelson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens &Young, LLP
3500 Lacey Road, Suite 700	2005 Market Street, Suite 2600
Downers Grove, Illinois 60515	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 9th day of April, 2018.

Registrant:	INVESCO MANAGEMENT TRUST

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	April 9, 2018
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	April 9, 2018
(David C. Arch)

/s/ Bruce L. Crockett*	Chair & Trustee	April 9, 2018
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	April 9, 2018
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	April 9, 2018
(Martin L. Flanagan)

/s/ Cynthia Hostetler**	Trustee	April 9, 2018
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	April 9, 2018
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	April 9, 2018
(Prema Mathai-Davis)

/s/ Teresa M. Ressel**	Trustee	April 9, 2018
(Teresa M. Ressel)

/s/ Ann Barnett Stern**	Trustee	April 9, 2018
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	April 9, 2018
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	April 9, 2018
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	April 9, 2018
(Robert C. Troccoli)

/s/ Christopher L. Wilson**	Trustee	April 9, 2018
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	April 9, 2018
(Kelli Gallegos)

*By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in Registrant’s Post-Effective Amendment No. 6 on December 14, 2016.
**	Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in Registrant’s Post-Effective Amendment No. 8 on December 13, 2017.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def